Securities (Tables)	12 Months Ended
Dec. 31, 2024
Securities
Schedule of amortized cost and fair values, together with gross unrealized gains and losses of securities

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

	(In thousands)
Available-for-sale Securities:
December 31, 2024:
U.S. government agencies	$12,500	$—	$(246)	$12,254
Subordinated notes	26,942	—	(2,824)	24,118
State and municipal obligations	213,319	335	(9,395)	204,259
Total debt securities	$252,761	$335	$(12,465)	$240,631
Available-for-sale Securities:
December 31, 2023:
U.S. government agencies	$45,000	$—	$(732)	$44,268
Subordinated notes	29,013	—	(4,713)	24,300
State and municipal obligations	177,670	2,264	(5,742)	174,192
Total debt securities	$251,683	$2,264	$(11,187)	$242,760

Schedule of amortized cost and fair value of available-for-sale securities by contractual maturity

	Amortized	Fair
	Cost	Value

	(In thousands)
Less than one year	$4,252	$4,177
One to five years	14,500	14,302
Five to ten years	25,970	22,979
Over ten years	208,039	199,173
Totals	$252,761	$240,631

Schedule of investments' gross unrealized losses and fair value, aggregated by investment category and length of time

	December 31, 2024
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses

	(In thousands)
US government agencies	$—	$—	$12,254	$(246)	$12,254	$(246)
Subordinated notes	—	—	24,118	(2,824)	24,118	(2,824)
State and municipal obligations	127,876	(2,478)	44,535	(6,917)	172,411	(9,395)
Total temporarily impaired securities	$127,876	$(2,478)	$80,907	$(9,987)	$208,783	$(12,465)

	December 31, 2023
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses

	(In thousands)
US government agencies	$—	$—	$44,268	$(732)	$44,268	$(732)
Subordinated notes	3,717	(799)	20,583	(3,914)	24,300	(4,713)
State and municipal obligations	3,365	(12)	51,163	(5,730)	54,528	(5,742)
Total temporarily impaired securities	$7,082	$(811)	$116,014	$(10,376)	$123,096	$(11,187)